Equity (Details) - Schedule of RSUs and PSUs activity - Restricted and Phantom Share Units [Member]	9 Months Ended
Sep. 30, 2021 $ / shares shares
Equity (Details) - Schedule of RSUs and PSUs activity [Line Items]
Number of RSUs and PSUs, Unvested | shares	2,801,116
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 21.08
Number of RSUs and PSUs, Granted | shares	1,272,386
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 33.91
Number of RSUs and PSUs, Vested | shares	(709,434)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 21.88
Number of RSUs and PSUs, Forfeited | shares	(284,276)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 21.98
Number of RSUs and PSUs, Unvested | shares	3,079,792
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 26.11